United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-10625

(Investment Company Act File Number)

Federated Core Trust II, L.P.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/13

Date of Reporting Period: Six months ended 05/31/13

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2013
Emerging Markets Fixed Income Core Fund

A Portfolio of Federated Core Trust II, L.P.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2013, the Fund's issuer country exposure composition was as follows:
Country	Exposure as a Percentage of Total Net Assets[1]
Brazil	15.6%
Russia	12.5%
Mexico	12.3%
Turkey	7.5%
Venezuela	6.0%
Indonesia	4.8%
Peru	3.4%
Colombia	3.3%
Philippines	2.5%
United Arab Emirates	2.4%
Uruguay	2.2%
Qatar	1.9%
Kazakhstan	1.6%
India	1.5%
Argentina	1.4%
South Africa	1.3%
Thailand	1.2%
Egypt	0.9%
El Salvador	0.9%
Israel	0.9%
Chile	0.8%
Jamaica	0.8%
Panama	0.8%
China	0.7%
Dominican Republic	0.5%
Poland	0.5%
Hong Kong	0.4%
Hungary	0.4%
Morocco	0.4%
South Korea	0.4%
Bolivia	0.3%
Costa Rica	0.3%
Sri Lanka	0.3%
Trinidad and Tobago	0.3%
Guatemala	0.1%
Cash Equivalents[2]	7.4%
Other Assets and Liabilities—Net[3]	1.5%
TOTAL	100%
1	This table depicts the Fund's exposure to various countries through its investment in foreign fixed-income securities along with the Fund's holdings of cash equivalents and other assets and liabilities. With respect to foreign fixed-income securities, country allocations are based primarily on the country in which the issuing company (the “Issuer”) has registered the security. However, the Fund's Adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer's head office, the jurisdiction of the Issuer's incorporation, the location of the principal trading market for the Issuer's securities or the country from which a majority of the Issuer's revenue is derived.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statements of Assets and Liabilities for information regarding the Fund's foreign cash position.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2013 (unaudited)
Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		Corporate Bonds—50.7%
		Aerospace/Defense—0.3%
$2,400,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/15/2020	$2,786,400
		Automotive—1.0%
4,900,000	[1,2]	Metalsa SA de CV, Series 144A, 4.90%, 4/24/2023	4,900,000
4,250,000	[1,2]	Tenedora Nemak SA de CV, Series 144A, 5.50%, 2/28/2023	4,345,625
		TOTAL	9,245,625
		Banking—6.2%
3,000,000		Banco Bradesco SA, Series REGS, 6.75%, 9/29/2019	3,360,000
1,500,000	[1,2]	Banco Bradesco SA, Sub. Note, Series 144A, 5.90%, 1/16/2021	1,590,000
7,000,000		Banco Btg Pactual/Cayman, Series REGS, 5.75%, 9/28/2022	6,877,500
1,800,000	[1,2]	Banco Davivienda SA, Series 144A, 2.95%, 1/29/2018	1,761,750
4,000,000		Banco Do Brasil SA, Jr. Sub. Note, Series REGS, 8.50%, 10/29/2049	4,770,000
8,600,000	[1,2]	Banco Do Brasil SA, Series 144A, 6.25%, 12/29/2049	8,342,000
2,000,000	[1,2]	Banco Internacional del Peru, Jr. Sub. Note, Series 144A, 8.50%, 4/23/2070	2,247,971
3,000,000	[1,2]	Banco Internacional del Peru, Sr. Unsecd. Note, Series 144A, 5.75%, 10/7/2020	3,249,000
1,600,000	[1,2]	Banco Reservas Rep Domin, Series 144A, 7.00%, 2/1/2023	1,652,000
2,060,000	[1,2]	Caixa Economica Federal, Series 144A, 3.50%, 11/7/2022	1,917,716
2,000,000	[1,2]	ICICI Bank Ltd., Sr. Unsecd. Note, Series 144A, 5.75%, 11/16/2020	2,181,010
4,000,000	[1,2]	ICICI Bank Ltd./Dubai, Sr. Unsecd. Note, Series 144A, 4.75%, 11/25/2016	4,283,992
3,500,000		Korea Development Bank, Sr. Unsecd. Note, 3.50%, 8/22/2017	3,685,346
1,900,000	[1,2]	Sberbank of Russia, Series 144A, 5.125%, 10/29/2022	1,883,926
2,000,000		Sberbank of Russia, Series REGS, 5.125%, 10/29/2022	1,983,080
1,500,000		VTB Bank OJSC, Series REGS, 6.315%, 2/22/2018	1,630,050
2,000,000	[1,2]	VTB Capital SA, Bond, Series 144A, 6.25%, 6/30/2035	2,157,500
1,600,000	[1,2]	Vnesheconombank, Sr. Unsecd. Note, Series 144A, 5.375%, 2/13/2017	1,712,000
		TOTAL	55,284,841
		Beverage & Tobacco—0.7%
2,000,000		Ajecorp BV, Series REGS, 6.50%, 5/14/2022	2,170,000
4,000,000	[1,2]	Corp Lindley SA, Series 144A, 4.625%, 4/12/2023	4,010,000
		TOTAL	6,180,000
		Brewing—0.2%
2,000,000	[1,2]	Anadolu Efes Biracilik ve Malt Sanayii A.S., Series 144A, 3.375%, 11/1/2022	1,880,000
		Broadcast Radio & TV—1.2%
4,150,000		Grupo Televisa SA, 6.625%, 3/18/2025	5,110,078
3,800,000		Grupo Televisa SA, Sr. Note, 8.50%, 3/11/2032	5,324,799
		TOTAL	10,434,877
		Building & Development—0.7%
2,500,000		Odebrecht Finance Ltd., Series REGS, 7.125%, 6/26/2042	2,687,500
2,000,000	[1,2]	Odebrecht SA, Company Guarantee, Series 144A, 7.50%, 9/29/2049	2,124,000
1,300,000	[1,2]	Odebrecht SA, Series 144A, 5.125%, 6/26/2022	1,361,750
		TOTAL	6,173,250
		Building Materials—1.2%
3,235,000	[1,2]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 3/30/2020	3,534,238
4,000,000	[1,2]	Votorantim Celulose e Papel SA, Company Guarantee, Series 144A, 7.25%, 4/5/2041	4,300,000
Semi-Annual Shareholder Report

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		Corporate Bonds—continued
		Building Materials—continued
$2,500,000		Votorantim Cimentos SA, Company Guarantee, Series REGS, 7.25%, 4/5/2041	$2,687,500
		TOTAL	10,521,738
		Cable & Wireless Television—0.5%
4,250,000		Net Servicos de Comunicacao SA, Company Guarantee, 7.50%, 1/27/2020	4,738,750
		Chemicals & Plastics—1.3%
2,245,000	[1,2]	ALPEK SA de CV, Series 144A, 4.50%, 11/20/2022	2,284,288
3,700,000	[1,2]	Braskem Finance Ltd., Company Guarantee, Series 144A, 5.75%, 4/15/2021	3,811,000
1,000,000	[1,2]	PTT Global Chemical PCL, Sr. Unsecd. Note, Series 144A, 4.25%, 9/19/2022	1,032,982
4,000,000	[1,2]	Sociedad Quimica Y Minera de Chile, Note, Series 144A, 5.50%, 4/21/2020	4,504,824
		TOTAL	11,633,094
		Conglomerates—1.2%
3,000,000		Hutch Whampoa Int. 12 Ltd., Series REGS, 6.00%, 5/29/2049	3,217,500
6,100,000		Voto-Votorantim O/S Trad, Series REGS, 6.625%, 9/25/2019	6,984,500
		TOTAL	10,202,000
		Consumer Products—0.5%
4,550,000		Fomento Economico Mexicano, SA de C.V., 4.375%, 5/10/2043	4,135,522
		Farming & Agriculture—0.3%
2,340,000	[1,2]	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 5/24/2023	2,243,475
		Finance—0.3%
2,000,000	[1,2]	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.75%, 2/8/2022	2,154,000
500,000		Gruposura Finance, Company Guarantee, Series REGS, 5.70%, 5/18/2021	548,500
		TOTAL	2,702,500
		Financial Intermediaries—0.8%
3,380,000	[1,2]	Banco Santander, SA, Series 144A, 4.125%, 11/9/2022	3,346,200
3,300,000		SASOL Financing International PLC, 4.50%, 11/14/2022	3,279,375
		TOTAL	6,625,575
		Food Products—1.1%
2,280,000	[1,2]	BRF-Brasil Foods SA, Series 144A, 3.95%, 5/22/2023	2,194,500
6,900,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	7,316,201
		TOTAL	9,510,701
		Industrial Products & Equipment—0.5%
3,700,000		Cemex Finance LLC, Series REGS, 9.50%, 12/14/2016	3,940,500
		Metals & Mining—2.3%
4,130,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	4,093,738
2,600,000	[1,2]	Codelco, Inc., Series 144A, 3.00%, 7/17/2022	2,491,778
1,950,000	[1,2]	Samarco Mineracao SA, Series 144A, 4.125%, 11/1/2022	1,842,750
3,550,000		Southern Copper Corp., 5.25%, 11/8/2042	3,102,253
2,000,000		Vale Overseas Ltd., 4.375%, 1/11/2022	1,999,160
3,850,000		Vale Overseas Ltd., 6.875%, 11/21/2036	4,159,763
2,500,000		Vale SA, 5.625%, 9/11/2042	2,348,850
		TOTAL	20,038,292
		Mortgage Banks—0.5%
4,425,000	[1,2]	Credito Real, SA de CV, Sr. Note, Series 144A, 10.25%, 4/14/2015	4,668,375
		Oil & Gas—18.5%
3,000,000	[1,2]	Alliance Oil Co. Ltd., Series 144A, 7.00%, 5/4/2020	2,951,250
6,000,000		CITGO Petroleum Corp., Sr. Secd. Note, Series REGS, 11.50%, 7/1/2017	6,810,000
3,000,000	[1,2]	CNOOC Finance 2012 Ltd., Series 144A, 3.875%, 5/2/2022	3,070,143
Semi-Annual Shareholder Report

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		Corporate Bonds—continued
		Oil & Gas—continued
$500,000	[1,2]	CNOOC Finance 2012 Ltd., Series 144A, 5.00%, 5/2/2042	$525,475
1,000,000		CNOOC Finance 2013 Ltd., 4.25%, 5/9/2043	924,741
3,400,000		Ecopetrol SA, Note, 7.625%, 7/23/2019	4,166,700
3,100,000		Eurochem Mineral and Chemical Co. OJSC, Moscow, Series REGS, 5.125%, 12/12/2017	3,139,525
10,850,000	[1,2]	Gazprom, Note, Series 144A, 8.625%, 4/28/2034	14,240,625
4,000,000	[1,2]	IPIC GMTN, Ltd., Company Guarantee, Series 144A, 5.00%, 11/15/2020	4,420,000
6,300,000	[1,2]	IPIC GMTN, Ltd., Company Guarantee, Series 144A, 6.875%, 11/1/2041	8,190,000
3,000,000		KazMunaiGaz Finance Sub BV, Series REGS, 6.375%, 4/9/2021	3,390,000
1,200,000	[1,2]	Kazmunaygas National Co., Series 144A, 4.40%, 4/30/2023	1,164,000
2,900,000	[1,2]	Kazmunaygas National Co., Series 144A, 5.75%, 4/30/2043	2,780,375
3,800,000	[1,2]	Lukoil International Finance BV, Company Guarantee, Series 144A, 6.125%, 11/9/2020	4,222,750
2,000,000	[1,2]	Lukoil International Finance BV, Series 144A, 3.416%, 4/24/2018	2,005,000
3,200,000	[1,2]	Lukoil International Finance BV, Series 144A, 4.563%, 4/24/2023	3,104,000
4,000,000	[1,2]	PTT Public Co. Ltd., Series 144A, 4.50%, 10/25/2042	3,558,264
1,000,000	[1,2]	PTTEP Canada Internation, Series 144A, 6.35%, 6/12/2042	1,147,038
5,627,000	[1,2]	Pacific Rubiales, Sr. Unsecd. Note, Series 144A, 7.25%, 12/12/2021	6,330,375
1,150,000	[1,2]	Pertamina PT, Note, Series 144A, 5.25%, 5/23/2021	1,207,500
4,400,000	[1,2]	Pertamina PT, Series 144A, 4.30%, 5/20/2023	4,257,000
3,000,000	[1,2]	Pertamina PT, Series 144A, 6.00%, 5/3/2042	2,850,000
1,000,000	[1,2]	Pertamina PT, Sr. Unsecd. Note, Series 144A, 6.50%, 5/27/2041	1,022,500
5,300,000		Petrobras International Finance Co., Company Guarantee, 7.875%, 3/15/2019	6,431,470
4,900,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	5,211,615
33,825,000		Petroleos de Venezuela, SA, Company Guarantee, Series REGS, 8.50%, 11/2/2017	31,964,625
1,600,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,800,000
4,650,000		Petroleos Mexicanos, Company Guarantee, Series WI, 8.00%, 5/3/2019	5,812,500
1,600,000	[1,2]	Petroleos Mexicanos, Series 144A, 3.50%, 1/30/2023	1,524,000
2,250,000		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 6.00%, 5/8/2022	2,413,125
7,450,000	[1,2]	Reliance Industries Ltd., Series 144A, 5.875%, 12/31/2049	7,077,500
800,000	[1,2]	Sinopec Group Oversea 2012, Series 144A, 3.90%, 5/17/2022	820,766
800,000	[1,2]	Sinopec Group Oversea 2012, Series 144A, 4.875%, 5/17/2042	811,934
2,500,000	[1,2]	Thai Oil PCL, Series 144A, 3.625%, 1/23/2023	2,455,480
2,350,000	[1,2]	Thai Oil PCL, Series 144A, 4.875%, 1/23/2043	2,210,824
2,500,000	[1,2]	Transport De Gas Peru, Series 144A, 4.25%, 4/30/2028	2,381,250
1,200,000	[1,2]	Transprtdra De Gas Intl, Series 144A, 5.70%, 3/20/2022	1,308,000
2,300,000		Transprtdra De Gas Intl, Series REGS, 5.70%, 3/20/2022	2,507,000
4,088,000	[1,2]	Zhaikmunai LLP, Series 144A, 7.125%, 11/13/2019	4,404,820
		TOTAL	164,612,170
		Pharmaceuticals—0.5%
2,600,000	[1,2]	Hypermarcas SA, Note, Series 144A, 6.50%, 4/20/2021	2,795,000
1,850,000		Hypermarcas SA, Series REGS, 6.50%, 4/20/2021	1,988,750
		TOTAL	4,783,750
		Real Estate—0.5%
4,000,000	[1,2]	Qatari Diar Finance QSC, Foreign Gov't. Guarantee, Series 144A, 5.00%, 7/21/2020	4,485,000
		Sovereign—0.5%
3,800,000	[1,2]	State of Qatar, Series 144A, 6.40%, 1/20/2040	4,807,000
		Telecommunications & Cellular—4.5%
1,800,000		America Movil SAB de CV, Company Guarantee, Series WI, 5.00%, 10/16/2019	2,008,595
Semi-Annual Shareholder Report

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		Corporate Bonds—continued
		Telecommunications & Cellular—continued
$7,250,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	$7,231,875
3,000,000		MTS International Funding Ltd., Series REGS, 8.625%, 6/22/2020	3,681,600
1,500,000	[1,2]	MTS International Funding Ltd., Sr. Unsecd. Note, Series 144A, 8.625%, 6/22/2020	1,840,800
3,300,000	[1,2]	Qtel International Finance Ltd., Bank Guarantee, Series 144A, 5.00%, 10/19/2025	3,564,000
1,800,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	1,966,500
1,150,000	[1,2]	Qtel International Finance Ltd., Series 144A, 3.25%, 2/21/2023	1,096,813
1,000,000	[1,2]	Qtel International Finance Ltd., Series 144A, 3.875%, 1/31/2028	955,000
2,600,000	[1,2]	Telemovil Finance Co., Ltd., Company Guarantee, Series 144A, 8.00%, 10/1/2017	2,827,500
4,500,000		Telemovil Finance Co., Ltd., Company Guarantee, Series REGS, 8.00%, 10/1/2017	4,893,750
3,200,000	[1,2]	Vimpelcom, Company Guarantee, Series 144A, 7.504%, 3/1/2022	3,472,000
6,900,000	[1,2]	Vimpelcom, Series 144A, 5.95%, 2/13/2023	6,780,975
		TOTAL	40,319,408
		Utilities—5.4%
2,600,000	[1,2]	Abu Dhabi National Energy Co. PJSC, Series 144A, 3.625%, 1/12/2023	2,554,500
6,350,000		Cent Elet Brasil Elebra, Series REGS, 5.75%, 10/27/2021	6,667,500
1,000,000		Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, Series REGS, 6.875%, 7/30/2019	1,122,500
1,000,000	[1,2]	Comision Fed De Electric, Sr. Note, Series 144A, 4.875%, 5/26/2021	1,085,000
6,400,000	[1,2]	Comision Fed De Electric, Sr. Unsecd. Note, Series 144A, 5.75%, 2/14/2042	6,624,000
4,000,000	[1,2]	Dubai Electricity & Water, Sr. Unsecd. Note, Series 144A, 7.375%, 10/21/2020	4,850,000
2,050,000		Israel Electric Corp. Ltd., Series REGS, 7.25%, 1/15/2019	2,318,585
5,400,000	[1,2]	Israel Electric Corp. Ltd., Sr. Unsecd. Note, Series 144A, 6.70%, 2/10/2017	5,948,392
6,010,000		Majapahit Holding BV, Company Guarantee, Series REGS, 7.75%, 1/20/2020	7,317,175
4,750,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.39%, 12/2/2024	6,279,500
2,800,000		Power Sector Assets & Liabilities Management Corp., Series REGS, 7.25%, 5/27/2019	3,482,500
		TOTAL	48,249,652
		TOTAL CORPORATE BONDS (IDENTIFIED COST $425,833,922)	450,202,495
		Floating Rate Loan—0.1%
1,474,643	[3]	Carolbrl, 4.281%, 12/31/2017 (IDENTIFIED COST $1,451,662)	590,595
		Governments/Agencies—40.3%
		Banking—0.8%
3,961,000		African Export-Import Bank, 5.75%, 7/27/2016	4,230,348
2,450,000		African Export-Import Bank, 8.75%, 11/13/2014	2,666,825
		TOTAL	6,897,173
		Sovereign—39.5%
240		Argentina, Government of, Sr. Unsecd. Note, 6.266%, 12/15/2035	13
13,723,000		Argentina, Government of, Sr. Unsecd. Note, 7.00%, 10/3/2015	12,021,348
2,665,000	[1,2]	Bolivia, Government of, 144A, 4.875%, 10/29/2022	2,625,025
4,000,000		Brazil, Government of, Bond, 8.25%, 1/20/2034	5,800,000
5,000,000		Brazil, Government of, Note, 8.00%, 1/15/2018	5,750,000
1,500,000		Brazil, Government of, Sr. Unsecd. Note, 5.625%, 1/7/2041	1,668,750
16,950,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	19,263,675
6,000,000		Brazil, Government of, Unsub., 11.00%, 8/17/2040	7,221,000
5,000,000		Colombia, Government of, 7.375%, 9/18/2037	6,825,000
3,100,000		Colombia, Government of, Note, 7.375%, 1/27/2017	3,689,000
2,225,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	2,414,125
Semi-Annual Shareholder Report

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		Governments/Agencies—continued
		Sovereign—continued
$1,500,000	[1,2]	Costa Rica, Government of, 144A, 4.25%, 1/26/2023	$1,462,500
1,000,000	[1,2]	Costa Rica, Government of, 144A, 4.375%, 4/30/2025	975,000
650,000	[1,2]	Costa Rica, Government of, 144A, 5.625%, 4/30/2043	635,375
1,200,000	[1,2]	Dominican Republic, Government of, 144A, 5.875%, 4/18/2024	1,224,000
1,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	1,698,750
4,550,000		Dubai, Government of, 5.25%, 1/30/2043	4,186,000
1,010,000	[1,2]	Guatemala, Government of, 144A, 4.875%, 2/13/2028	984,750
3,200,000		Hungary, Government of, Unsecd. Note, 6.25%, 1/29/2020	3,468,000
10,000,000		Indonesia, Government of, 7.75%, 1/17/2038	13,350,000
3,275,000	[1,2]	Indonesia, Government of, 144A, 8.50%, 10/12/2035	4,683,250
5,300,000	[1,2]	Indonesia, Government of, Sr. Unsecd. Note, 144A, 11.625%, 3/4/2019	7,605,500
2,200,000	[1,2]	Kingdom of Morocco, Series 144A, 4.25%, 12/11/2022	2,141,700
1,800,000	[1,2]	Kingdom of Morocco, Series 144A, 5.50%, 12/11/2042	1,708,146
5,858,000		Panama, Government of, 6.70%, 1/26/2036	7,483,595
3,295,000		Peru, Government of, 6.55%, 3/14/2037	4,225,837
4,620,000		Peru, Government of, Bond, 7.35%, 7/21/2025	6,243,930
2,650,000		Philippines, Government of, Sr. Unsecd. Note, 5.50%, 3/30/2026	3,153,500
7,200,000		Philippines, Government of, Sr. Unsecd. Note, 6.375%, 10/23/2034	9,189,000
3,900,000		Republic of Poland, Sr. Unsecd. Note, 6.375%, 7/15/2019	4,699,500
4,150,000		Republic of Venezuela, 7.75%, 10/13/2019	3,714,250
10,730,000		Republica Oriental del Uruguay, 7.625%, 3/21/2036	14,592,800
9,000,000	[1,2]	Russia, Government of, Bond, 144A, 5.00%, 4/29/2020	10,012,500
1,000,000	[1,2]	Russia, Government of, Unsecd. Note, 144A, 4.50%, 4/4/2022	1,076,500
37,488,400		Russia, Government of, Unsub., 7.50%, 3/31/2030	45,548,406
3,700,000		South Africa, Government of, Bond, 5.50%, 3/9/2020	4,116,250
2,690,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 6.25%, 10/4/2020	2,770,700
10,000,000		Turkey, Government of, 6.75%, 5/30/2040	12,550,000
10,070,000		Turkey, Government of, 6.875%, 3/17/2036	12,688,200
6,650,000		Turkey, Government of, 7.00%, 9/26/2016	7,730,625
16,320,000		Turkey, Government of, Bond, 5.625%, 3/30/2021	19,012,800
9,500,000		Turkey, Government of, Note, 7.375%, 2/5/2025	12,492,500
2,910,000		United Mexican States, 6.75%, 9/27/2034	3,717,525
26,600,000		United Mexican States, Note, 5.125%, 1/15/2020	30,324,000
7,600,000		United Mexican States, Sr. Unsecd. Note, 5.95%, 3/19/2019	9,006,000
3,600,000		Uruguay, Government of, Note, 8.00%, 11/18/2022	4,860,000
11,550,000		Venezuela, Government of, 9.375%, 1/13/2034	10,279,500
		TOTAL	350,888,825
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $318,310,220)	357,785,998
Semi-Annual Shareholder Report

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		MUTUAL FUND—7.4%
65,774,751	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.09% (AT NET ASSET VALUE)	$65,774,751
		TOTAL INVESTMENTS—98.5% (IDENTIFIED COST $811,370,555)[6]	874,353,839
		OTHER ASSETS AND LIABILITIES - NET—1.5%[7]	13,567,283
		TOTAL NET ASSETS—100%	$887,921,122
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2013, these restricted securities amounted to $288,155,021, which represented 32.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2013, these liquid restricted securities amounted to $288,155,021, which represented 32.5% of total net assets.
3	The rate shown represents a weighted average coupon rate on settled positions at period end. Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
4	Affiliated holding.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $812,327,561.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$450,202,495	$—	$450,202,495
Floating Rate Loan	—	—	590,595	590,595
Governments/Agencies	—	357,785,998	—	357,785,998
Mutual Fund	65,774,751	—	—	65,774,751
TOTAL SECURITIES	$65,774,751	$807,988,493	$590,595	$874,353,839
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$34.73	$29.27	$27.40	$24.04	$15.99	$22.07
Income From Investment Operations:
Net investment income	0.95[1]	1.91[1]	1.88[1]	1.90[1]	1.75[1]	1.69[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(1.46)	3.55	(0.01)	1.46	6.30	(7.77)
TOTAL FROM INVESTMENT OPERATIONS	(0.51)	5.46	1.87	3.36	8.05	(6.08)
Net Asset Value, End of Period	$34.22	$34.73	$29.27	$27.40	$24.04	$15.99
Total Return[2]	(1.47)%	18.65%	6.82%	13.98%	50.34%	(27.55)%
Ratios to Average Net Assets:
Net expenses	0.00%[3,4]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[5]	0.05%
Net investment income	5.45%[3]	5.99%	6.63%	7.41%	8.46%	7.95%
Expense waiver/reimbursement[6]	0.05%[3]	0.06%	0.06%	0.06%	0.17%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$887,921	$764,886	$687,883	$698,514	$461,477	$182,058
Portfolio turnover	12%	19%	18%	23%	30%	61%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
5	Represents less than 0.01%.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2013 (unaudited)
Assets:
Total investment in securities, at value including $65,774,751 of investment in an affiliated holding (Note 5) (identified cost $811,370,555)		$874,353,839
Cash denominated in foreign currencies (identified cost $3,093)		3,009
Income receivable		10,228,979
Receivable for investments sold		4,402,403
Receivable for shares sold		3,000,000
Bank loan receivable		1,795
TOTAL ASSETS		891,990,025
Liabilities:
Payable for shares redeemed	$4,000,000
Payable to adviser (Note 5)	392
Payable for Directors'/Trustees' fees (Note 5)	826
Accrued expenses (Note 5)	67,685
TOTAL LIABILITIES		4,068,903
Net assets for 25,948,016 shares outstanding		$887,921,122
Net Assets Consist of:
Paid-in capital		$824,937,922
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		62,983,200
TOTAL NET ASSETS		$887,921,122
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$887,921,122 ÷ 25,948,016 shares outstanding		$34.22
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2013 (unaudited)
Investment Income:
Interest (net of foreign taxes withheld of $152)		$23,082,020
Dividends received from an affiliated holding (Note 5)		19,936
TOTAL INCOME		23,101,956
Expenses:
Custodian fees	$79,000
Transfer and dividend disbursing agent fees and expenses	31,776
Directors'/Trustees' fees (Note 5)	5,735
Auditing fees	15,432
Legal fees	3,319
Portfolio accounting fees	72,466
Printing and postage	5,540
Insurance premiums (Note 5)	2,658
Taxes	8,488
Miscellaneous (Note 5)	2,308
TOTAL EXPENSES	226,722
Reimbursement of other operating expenses (Note 5)	(226,722)
Net expenses		—
Net investment income		23,101,956
Realized and Unrealized Loss on Investments and Foreign Currency Transactions:
Net realized loss on investments		(392,620)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency		(37,152,349)
Net realized and unrealized loss on investments and foreign currency transactions		(37,544,969)
Change in net assets resulting from operations		$(14,443,013)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2013	Year Ended 11/30/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$23,101,956	$45,244,030
Net realized gain (loss) on investments	(392,620)	16,916,868
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(37,152,349)	65,895,799
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(14,443,013)	128,056,697
Share Transactions:
Contributions	206,933,385	79,248,500
Withdrawals	(69,455,609)	(130,302,000)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	137,477,776	(51,053,500)
Change in net assets	123,034,763	77,003,197
Net Assets:
Beginning of period	764,886,359	687,883,162
End of period	$887,921,122	$764,886,359
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2013 (unaudited)
1. ORGANIZATION
Emerging Markets Fixed Income Core Fund (the “Fund”) is a non-diversified portfolio of Federated Core Trust II, L.P. (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “ Act”). The Trust is a limited partnership that was established under the laws of the State of Delaware on November 13, 2000 and offered only to registered investment companies and other accredited investors. The Trust consists of one portfolio. The Fund's primary investment objective is to achieve total return on its assets. Its secondary investment objective is to achieve a high level of income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Counseling (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Semi-Annual Shareholder Report

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. All net income and gain/loss (realized and unrealized) will be allocated daily to the shareholders based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gain, losses, deductions and credits (including foreign tax credits for creditable foreign taxes imposed on the Fund). As of and during the six months ended May 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Pennsylvania.
The Fund has reclassified $312,163,183 and $41,346,918 from undistributed net investment income and accumulated net realized gain on investments and foreign currency transactions, respectively, to paid-in capital during the six months ended May 31, 2013. The reclassification was to reflect, as an adjustment to paid-in capital, the cumulative amount of net investment income and net realized gains that have been allocated to the Fund's shareholders as of May 31, 2013 and had no impact to shareholders' capital.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are priced in accordance with procedures established by and under the general supervision of the Directors.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. CONTRIBUTIONS/WITHDRAWALS
Transactions in shares were as follows:
	Six Months Ended 5/31/2013	Year Ended 11/30/2012
Contributions	5,924,914	2,589,441
Withdrawals	(2,001,074)	(4,067,972)
TOTAL CHANGE RESULTING FROM CONTRIBUTIONS/WITHDRAWALS	3,923,840	(1,478,531)
4. FEDERAL TAX INFORMATION
At May 31, 2013, the cost of investments for federal tax purposes was $812,327,561. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities was $62,026,278. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $72,318,371 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,292,093.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended May 31, 2013, the Adviser voluntarily reimbursed $226,722 of other operating expenses.
Administrative Fee
Federated Administrative Services, Inc. (FASI), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FASI provides administrative personnel and services at no fee.
Semi-Annual Shareholder Report

Interfund Transactions
During the six months ended May 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $27,130,406 and $5,778,725, respectively.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the six months ended May 31, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2012	11,304,045
Purchases/Additions	232,179,893
Sales/Reductions	(177,709,187)
Balance of Shares Held 5/31/2013	65,774,751
Value	$65,774,751
Dividend Income	$19,936
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2013, were as follows:
Purchases	$202,278,028
Sales	$93,383,099
7. CONCENTRATION OF RISK
Compared to diversified mutual funds, the Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance. The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2013, there were no outstanding loans. During the six months ended May 31, 2013, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2013, there were no outstanding loans. During the six months ended May 31, 2013, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2012 to May 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2012	Ending Account Value 5/31/2013	Expenses Paid During Period[1]
Actual	$1,000	$985.30	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.93	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
Emerging Markets Fixed Income Core Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year period. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.
The Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including
Semi-Annual Shareholder Report

communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Fund's performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Board was informed by the Adviser that, for the periods covered by the Evaluation, the Fund outperformed its benchmark index for the one-year period, outperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended March 31, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Emerging Markets Fixed Income Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409R102
31868 (7/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust II, L.P.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 19, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 19, 2013